Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Intangible Assets, Net
NOTE 14. INTANGIBLE ASSETS, NET
At June 30, 2021 and December 31, 2020, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 23,003,774 and Ps. 22,775,784, respectively, mainly due to wells unassigned to a reserve and other intangible assets, as follows:

a.	Wells unassigned to a reserve

	June 30, 2021		December 31, 2020		June 30, 2020
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	21,435,160	Ps.	12,831,281	Ps.	12,831,281
Additions to construction in progress		9,092,291		23,237,519		8,449,972
Transfers against expenses		(4,663,242)		(8,404,284)		(4,258,607)
Transfers against fixed assets		(4,311,419)		(6,229,356)		(2,205,449)

Balance at the end of period	Ps.	21,552,790	Ps.	21,435,160	Ps.	14,817,197

b.	Other intangible assets

	June 30, 2021	December 31, 2020
Licenses	Ps. 5,054,004	Ps. 4,885,305
Exploration expenses, evaluation of assets and concessions	1,766,892	1,769,100
Accumulated amortization	(5,369,912)	(5,313,781)

Balance at the end of the period	Ps. 1,450,984	Ps. 1,340,624